Equity (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Future Relinquishments of Incentive Distribution Rights [Table Text Block]	ETE agreed to relinquish its right to the following amounts of incentive distributions in future periods:

Total Year
2017	$626
2018	138
2019	128
Each year beyond 2019	33

Change In ETE Common Units
The change in ETE Common Units during the years ended December 31, 2016, 2015 and 2014 was as follows:

	Years Ended December 31,
	2016	2015	2014
Number of Common Units, beginning of period	1,044.8	1,077.5	1,119.8
Conversion of Class D Units to ETE Common Units	—	0.9	—
Repurchase of common units under buyback program	—	(33.6)	(42.3)
Issuance of common units	2.1	—	—
Number of Common Units, end of period	1,046.9	1,044.8	1,077.5

ETE Series A Preferred Units

	Years Ended December 31,
	2016	2015	2014
Number of Series A Convertible Preferred Units, beginning of period	—	—	—
Issuance of Series A Convertible Preferred Units	329.3	—	—
Number of Series A Convertible Preferred Units, end of period	329.3	—	—

Accumulated Other Comprehensive Income (Loss)
The following table presents the components of AOCI, net of tax:

	December 31,
	2016	2015
Available-for-sale securities	$2	$—
Foreign currency translation adjustment	(5)	(4)
Actuarial gain related to pensions and other postretirement benefits	7	8
Investments in unconsolidated affiliates, net	4	—
Subtotal	8	4
Amounts attributable to noncontrolling interest	(8)	(4)
Total AOCI included in partners’ capital, net of tax	$—	$—

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The table below sets forth the tax amounts included in the respective components of other comprehensive income (loss):

	December 31,
	2016	2015
Available-for-sale securities	$(2)	$(2)
Foreign currency translation adjustment	3	4
Actuarial loss relating to pension and other postretirement benefits	—	7
Total	$1	$9

Parent Company [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Our distributions declared with respect to our common units during the years ended December 31, 2016, 2015, and 2014 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2013	February 7, 2014	February 19, 2014	$0.1731
March 31, 2014	May 5, 2014	May 19, 2014	0.1794
June 30, 2014	August 4, 2014	August 19, 2014	0.1900
September 30, 2014	November 3, 2014	November 19, 2014	0.2075
December 31, 2014	February 6, 2015	February 19, 2015	0.2250
March 31, 2015	May 8, 2015	May 19, 2015	0.2450
June 30, 2015	August 6, 2015	August 19, 2015	0.2650
September 30, 2015	November 5, 2015	November 19, 2015	0.2850
December 31, 2015	February 4, 2016	February 19, 2016	0.2850
March 31, 2016 (1)	May 6, 2016	May 19, 2016	0.2850
June 30, 2016 (1)	August 8, 2016	August 19, 2016	0.2850
September 30, 2016 (1)	November 7, 2016	November 18, 2016	0.2850
December 31, 2016 (1)	February 7, 2017	February 21, 2017	0.2850

ETP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
ETP’s distributions declared during the periods presented below were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2013	February 7, 2014	February 14, 2014	$0.6133
March 31, 2014	May 5, 2014	May 15, 2014	0.6233
June 30, 2014	August 4, 2014	August 14, 2014	0.6367
September 30, 2014	November 3, 2014	November 14, 2014	0.6500
December 31, 2014	February 6, 2015	February 13, 2015	0.6633
March 31, 2015	May 8, 2015	May 15, 2015	0.6767
June 30, 2015	August 6, 2015	August 14, 2015	0.6900
September 30, 2015	November 5, 2015	November 16, 2015	0.7033
December 31, 2015	February 8, 2016	February 16, 2016	0.7033
March 31, 2016	May 6, 2016	May 16, 2016	0.7033
June 30, 2016	August 8, 2016	August 15, 2016	0.7033
September 30, 2016	November 7, 2016	November 14, 2016	0.7033
December 31, 2016	February 7, 2017	February 14, 2017	0.7033

Sunoco Logistics [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Sunoco Logistics Quarterly Distributions of Available Cash
Distributions declared by Sunoco Logistics during the years ended December 31, 2016, 2015, and 2014 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2013	February 10, 2014	February 14, 2014	$0.3312
March 31, 2014	May 9, 2014	May 15, 2014	0.3475
June 30, 2014	August 8, 2014	August 14, 2014	0.3650
September 30, 2014	November 7, 2014	November 14, 2014	0.3825
December 31, 2014	February 9, 2015	February 13, 2015	0.4000
March 31, 2015	May 11, 2015	May 15, 2015	0.4190
June 30, 2015	August 10, 2015	August 14, 2015	0.4380
September 30, 2015	November 9, 2015	November 13, 2015	0.4580
December 31, 2015	February 8, 2016	February 12, 2016	0.4790
March 31, 2016	May 9, 2016	May 13, 2016	0.4890
June 30, 2016	August 8, 2016	August 12, 2016	0.5000
September 30, 2016	November 9, 2016	November 14, 2016	0.5100
December 31, 2016	February 7, 2017	February 14, 2017	0.5200

Sunoco LP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Sunoco LP Quarterly Distributions of Available Cash
Distributions declared by Sunoco LP subsequent to our acquisition on August 29, 2014 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
September 30, 2014	November 18, 2014	November 28, 2014	$0.5457
December 31, 2014	February 17, 2015	February 27, 2015	0.6000
March 31, 2015	May 19, 2015	May 29, 2015	0.6450
June 30, 2015	August 18, 2015	August 28, 2015	0.6934
September 30, 2015	November 17, 2015	November 27, 2015	0.7454
December 31, 2015	February 5, 2016	February 16, 2016	0.8013
March 31, 2016	May 6, 2016	May 16, 2016	0.8173
June 30, 2016	August 5, 2016	August 15, 2016	0.8255
September 30, 2016	November 7, 2016	November 15, 2016	0.8255
December 31, 2016	February 13, 2017	February 21, 2017	0.8255

Series A Convertible Preferred Units [Member] | Parent Company [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Our distributions declared with respect to our Convertible Unit during the year ended December 31, 2016 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
March 31, 2016	May 6, 2016	May 19, 2016	$0.1100
June 30, 2016	August 8, 2016	August 19, 2016	0.1100
September 30, 2016	November 7, 2016	November 18, 2016	0.1100
December 31, 2016	February 7, 2017	February 21, 2017	0.1100

PennTex [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
PennTex Quarterly Distributions of Available Cash
PennTex is required by its partnership agreement to distribute a minimum quarterly distribution of $0.2750 per unit at the end of each quarter. Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
September 30, 2016	November 7, 2016	November 14, 2016	$0.2950
December 31, 2016	February 7, 2017	February 14, 2017	0.2950